Inventories (Details) - Schedule of inventories - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021		Dec. 31, 2020
Schedule Of Inventories Abstract
Raw materials	$ 1,590	$ 116		$ 79
Finish goods	748	239		11
Total	$ 2,338	$ 355	[1]	$ 90

[1]	The December 31, 2021, balances were derived from the Company’s audited annual financial statements.